Share-based compensation reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Beginning balance, Reserve of share-based payments	€ 8.3
Increase (decrease) through share-based payment transactions, equity	5.1	€ 9.0	€ 14.9
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity		0.0	(0.8)
Reclassification of awards for settlement of tax liabilities	(16.9)	(14.7)	€ 0.4
Ending balance, Reserve of share-based payments	6.9	8.3
Share based compensation reserve
Disclosure of reserves within equity [line items]
Beginning balance, Reserve of share-based payments	8.3
Ending balance, Reserve of share-based payments	6.9	€ 8.3
Non-Executive Director | Share based compensation reserve
Disclosure of reserves within equity [line items]
Increase (decrease) through share-based payment transactions, equity	0.8
Key management personnel | Share based compensation reserve
Disclosure of reserves within equity [line items]
Increase (decrease) through share-based payment transactions, equity	4.3
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity	0.7
Restricted Shares | Non-Executive Director
Disclosure of reserves within equity [line items]
Reclassification of awards for settlement of tax liabilities	€ (5.8)